PRINCIPAL ACCOUNTING POLICIES - Installment credit and Nonrecourse securitization debt (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2020	Dec. 31, 2019
PRINCIPAL ACCOUNTING POLICIES
Collateralized receivable related to financial services	¥ 700	¥ 1,200
Non-collateralized receivable related to financial services	1,900	1,600
Financing receivables, allowance for credit losses	¥ 112	¥ 69